Asset Disposition And Asset Held For Sale (Schedule of Assets and Liabilities Disposed) (Details) - CAD ($) $ in Millions	Aug. 31, 2019		Aug. 31, 2018	Aug. 31, 2017
Disclosure Of Discontinued Operations [Line Items]
Cash	$ 1,446		$ 384	$ 507
Accounts receivable	287		253	286
Inventories	86		61	59
Other current assets	291		273	179
Property, plant and equipment	4,883		4,702	4,394
Other long-term assets	195		197	216
Intangibles	7,979		7,482	7,435
Goodwill	280		280	280
Total assets	15,646		14,431	14,417
Accounts payable and accrued liabilities	1,015	[1]	970	909
Long-term debt	4,057		4,310	4,298
Other long-term liabilities	75		13	114
Deferred credits	425		442	469
Deferred income tax liabilities	1,875		1,884	1,863
Deferred income tax liabilities	(4)		(4)	(4)
Total liabilities	$ 9,361		8,461	$ 8,223
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Accounts receivable			6
Inventories			5
Other current assets			1
Other long-term assets			25
Goodwill			24
Total assets			61
Accounts payable and accrued liabilities			8
Deferred credits			33
Deferred income tax liabilities			2
Total liabilities			$ 22

[1]	Includes accrued interest and dividends of $ 244 .